Shareholders' Equity (Details) - Ordinary shares [member] - shares	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Number of shares authorized	250,000,000	50,000,000
Number of issued and paid	56,391,512	4,067,785